Financial Expense - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) € / $	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2022 $ / €
Financial Expense
Financial expenses decreased	€ (600)
Financial expense	3,729	€ 4,320	€ 2,072
Exchange differences	1,254	6,041	3,648
Exchange differences	€ 2,432	€ 437	€ 448
Closing rate of EUR/USD	1.103765	1.072650	1.13260	1.072650